Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 28 — SUBSEQUENT EVENTS

On July 2, 2025, the Company issued a guarantee in connection with a loan of RMB2 million granted by Wuhu Jinsheng Rural Commercial Bank to the Company’s Chief Executive Officer, Mr. Jinchun Cheng, with the term from July 2, 2025 to July 1, 2026, at an annual interest rate of 3.80%.

On July 10, 2025, the shareholders of the Company approved a share subdivision of the ordinary shares on a 1-for-200 basis, whereby each authorized and issued ordinary share was subdivided into 200 ordinary shares with a par value HK$0.0005. The share subdivision did not affect the total value of shareholders’ equity. All share and per share amounts for all periods presented in the accompanying financial statements have been retroactively adjusted to reflect the share split.

On August 21, 2025, the Company completed the acquisition of 100% of the shares of Sure Good Co., Limited, a Hong Kong shell company with no actual business operations, assets or liabilities. The purchase price HKD10,000. As a result of the transaction, Sure Good Co., Limited became a wholly owned subsidiary and is included in the Company’s consolidated financial statements from the acquisition date.

As for the date of the issuance of these financial statements, the refinanced short-term borrowings are presented below:

Bank Name	Amount – RMB		Issuance Date	Expiration Date	Interest	Pledged by assets listed below
Wuhu Jinsheng Rural Commercial Bank		9,990,000	7/02/2025	7/01/2026	3.80%	Yes
Agricultural Bank of China		3,500,000	7/17/2025	7/16/2026	3.00%	No
Shanghai Pudong Development Bank Wuhu Branch		7,500,000	8/19/2025	8/18/2026	3.60%	No
Bank of China		10,000,000	7/25/2025	7/24/2026	3.35%	Yes
Total	RMB	30,990,000

The Company has evaluated subsequent events through November 17, 2025. No other matters were identified affecting the accompanying financial statements or related disclosures.